Income Taxes - Schedule of Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes paid (refund) [abstract]
Current tax expense	¥ 246,578	¥ 208,513	¥ 131,952
Deferred tax benefit	188,526	136,108	141,888
Total	¥ 58,052	¥ 72,405	¥ (9,936)